Employee benefits, Plan assets (Details) - Domestic Defined Benefit Plans [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Plan assets [Abstract]
Balance at period start	$ 164,207	$ 211,242
Plan contributions	(9,272)	(13,739)
Balance at period end	175,560	164,207
Plan Assets [Member]
Plan assets [Abstract]
Balance at period start	1,651	1,921
Expected return on assets	908	(294)
Plan contributions	9,272	13,739
Benefits paid	(9,272)	(13,739)
Interests of plan assets	140	24
Balance at period end	$ 2,699	$ 1,651